Company Restructuring (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restructuring Reserve
Balance at the beginning of the period	$ 16
Expense incurred	28
Adjustments to liability	(10)
Payments applied against liability	(24)
Balance at the end of the period	10
Employee costs
Restructuring Reserve
Balance at the beginning of the period	13
Expense incurred	21
Adjustments to liability	(10)
Payments applied against liability	(19)
Balance at the end of the period	5
Cumulative amount incurred to date for active programs	110
Exit costs
Restructuring Reserve
Balance at the beginning of the period	3
Expense incurred	7
Payments applied against liability	(5)
Balance at the end of the period	5
Cumulative amount incurred to date for active programs	$ 47